SEGMENT AND GEOGRAPHIC AREA INFORMATION - Segment (Details) $ in Millions		1 Months Ended	10 Months Ended	12 Months Ended
	Oct. 17, 2017 drilling_unit	Jan. 31, 2018 drilling_unit	Oct. 16, 2017 segment	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting [Abstract]
Number of operating segments | segment			2	3
Segment Reporting Information [Line Items]
REVENUE				$ 1,282.8	$ 1,843.2	$ 2,137.0
Direct operating costs (excluding items below)				685.0	779.7	980.2
Depreciation and amortization				403.7	402.9	391.4
Selling, general and administrative				104.6	102.2	114.3
Gain on sale of assets to unconsolidated subsidiary				(157.4)	0.0	0.0
Other operating items				9.4	41.6	329.6
Equity in earnings of unconsolidated subsidiary				0.9	0.0	0.0
INCOME FROM OPERATIONS				238.4	516.8	321.5
Capital expenditures				100.6	117.6	722.9
Total assets (at end of year)				8,458.3	8,675.6
Deposit made for acquisition of rigs				7.7
Operating Segments [Member]
Segment Reporting Information [Line Items]
REVENUE				1,331.4	1,843.2	2,137.0
Direct operating costs (excluding items below)				707.2	779.7	980.2
Depreciation and amortization				416.6	402.9	391.4
Selling, general and administrative				110.7	102.2	114.3
Gain on sale of assets to unconsolidated subsidiary				(157.4)
Other operating items				9.3	41.6	329.6
Equity in earnings of unconsolidated subsidiary				0.0
INCOME FROM OPERATIONS				245.0	516.8	321.5
Operating Segments [Member] | Deepwater [Member]
Segment Reporting Information [Line Items]
REVENUE				467.9	827.5	747.8
Direct operating costs (excluding items below)				151.4	222.4	273.0
Depreciation and amortization				111.6	115.0	94.6
Selling, general and administrative				0.0	0.0	0.0
Gain on sale of assets to unconsolidated subsidiary				0.0
Other operating items				0.1	0.1	0.0
Equity in earnings of unconsolidated subsidiary				0.0
INCOME FROM OPERATIONS				204.8	490.0	380.2
Capital expenditures				8.3	31.5	555.1
Total assets (at end of year)				2,857.6	3,037.7
Operating Segments [Member] | Jack-ups [Member]
Segment Reporting Information [Line Items]
REVENUE				807.5	1,015.7	1,389.2
Direct operating costs (excluding items below)				533.6	557.3	707.2
Depreciation and amortization				289.4	282.6	283.9
Selling, general and administrative				0.0	0.0	0.0
Gain on sale of assets to unconsolidated subsidiary				(157.4)
Other operating items				9.3	40.9	328.8
Equity in earnings of unconsolidated subsidiary				0.0
INCOME FROM OPERATIONS				132.6	134.9	69.3
Capital expenditures				86.4	84.3	128.8
Total assets (at end of year)				4,173.7	4,285.8
Operating Segments [Member] | ARO Segment [Member]
Segment Reporting Information [Line Items]
REVENUE				48.6	0.0	0.0
Direct operating costs (excluding items below)				22.2	0.0	0.0
Depreciation and amortization				12.9	0.0	0.0
Selling, general and administrative				6.1	0.0	0.0
Gain on sale of assets to unconsolidated subsidiary				0.0
Other operating items				(0.1)	0.0	0.0
Equity in earnings of unconsolidated subsidiary				0.0
INCOME FROM OPERATIONS				7.5	0.0	0.0
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
REVENUE				7.4	0.0	0.0
Direct operating costs (excluding items below)				0.0	0.0	0.0
Depreciation and amortization				2.7	5.3	12.9
Selling, general and administrative				104.6	102.2	114.3
Gain on sale of assets to unconsolidated subsidiary				0.0
Other operating items				0.0	0.6	0.8
Equity in earnings of unconsolidated subsidiary				0.0
INCOME FROM OPERATIONS				(99.9)	(108.1)	(128.0)
Capital expenditures				5.9	1.8	39.0
Total assets (at end of year)				1,427.0	1,352.1
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
REVENUE				(48.6)	0.0	0.0
Direct operating costs (excluding items below)				(22.2)	0.0	0.0
Depreciation and amortization				(12.9)	0.0	0.0
Selling, general and administrative				(6.1)	0.0	0.0
Gain on sale of assets to unconsolidated subsidiary				0.0
Other operating items				0.1	0.0	0.0
Equity in earnings of unconsolidated subsidiary				0.9
INCOME FROM OPERATIONS				$ (6.6)	$ 0.0	$ 0.0
Rowan Companies plc (Parent) [Member] | Saudi Arabia Joint Venture [Member]
Segment Reporting Information [Line Items]
Initial Number Of Rigs Contributed To Joint Venture | drilling_unit	3
Subsequent Event [Member]
Segment Reporting Information [Line Items]
Number of fleet of self-elevating mobile offshore jack-up drilling units purchased | drilling_unit		2